Capital management	12 Months Ended
Dec. 31, 2021
Capital management
Capital management

18 Capital management

The Group's objectives when managing capital are to safeguard the Company's ability to continue as a going concern and finance all necessary sustainable developments, so that it can continue to provide returns for shareholders and benefits for other stakeholders. In particular, care is taken and an optimal capital structure is strived for to reduce the cost of capital. With the IPO in November 2019, follow-on public offering of July 2020, warrant issuance and aggregate debt financing in February 2022, the Group is focused on achieving a healthy capital base to increase the confidence of investors and the capital market.

The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the risk characteristics of its activities. To maintain or adjust the capital structure, the Group may adjust the return to shareholders, issue new shares, or pay additional interests to reduce debt.